Summary
Prospectus Supplement	February 20, 2014

Putnam Small Cap Value Fund Summary Prospectus dated June 30, 2013

The fund offers class R5 and class R6 shares to employer-sponsored retirement plans effective November 1, 2013. The prospectus is supplemented as described below to add information about class R5 and class R6 shares and to update the Annual fund operating expenses and Example tables for all share classes.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

In the section Fees and expenses the Annual fund operating expenses table is deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.64%	0.25%	0.39%	0.19%	1.47%

Class B	0.64%	1.00%	0.39%	0.19%	2.22%

Class C	0.64%	1.00%	0.39%	0.19%	2.22%

Class M	0.64%	0.75%	0.39%	0.19%	1.97%

Class R	0.64%	0.50%	0.39%	0.19%	1.72%

Class R5	0.64%	N/A	0.24% <	0.19%	1.07%

Class R6	0.64%	N/A	0.14% <	0.19%	0.97%

Class Y	0.64%	N/A	0.39%	0.19%	1.22%

 < Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

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In the section Fees and expenses the Example table is deleted in its entirety and replaced with the following:

Example

Share class	1 year	3 years	5 years	10 years

Class A	$716	$1,013	$1,332	$2,231

Class B	$725	$994	$1,390	$2,192

Class B (no redemption)	$225	$694	$1,190	$2,192

Class C	$325	$694	$1,190	$2,554

Class C (no redemption)	$225	$694	$1,190	$2,554

Class M	$543	$947	$1,375	$2,565

Class R	$175	$542	$933	$2,030

Class R5	$109	$340	$590	$1,306

Class R6	$99	$309	$536	$1,190

Class Y	$124	$387	$670	$1,477